Note 22 - Financial Liabilities at Fair Value Through Profit or Loss - Trading Liabilities FVTPL (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trading liabilities Abstract
Short Sold Positions	$ 692,270,000	$ 0	$ 0
Total Trading Liabilities	$ 692,270,000	$ 0	$ 0